Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Additional deferred revenue	$ 207,516	$ 152,828
Potentially dilutive shares outstanding	254,372,781	262,930,295	400,697,063	68,247,452
Revenues recognized	$ 180,177	$ 353,547
Deferred revenue	150,647	138,812		$ 262,465
Allowance for doubtful accounts	4,000	22,000		21,000
Contract asset balance [Member]
Deferred revenue	48,556	66,022		$ 143,088
Deferred revenues outstanding [Member]
Revenues recognized	$ 118,048	$ 303,406